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Schwab International Dividend Equity ETF
Account Value [Line Items]
Line Graph and Table Measure Name											Schwab International Dividend Equity ETF
Accumulated Value	[1],[2],[3]			$ 9,928				$ 10,448.32						$ 8,936.44					$ 10,125.45				$ 11,700.11			$ 13,112			$ 16,120.05
Schwab International Equity ETF
Account Value [Line Items]
Line Graph and Table Measure Name											Schwab International Equity ETF
Accumulated Value	[1],[2],[3]					$ 10,000						$ 11,775.79					$ 12,329.27				$ 11,862.31				$ 12,736.78			$ 16,254.52			$ 13,118.65		$ 15,233.76		$ 18,112.54		$ 20,841.84	$ 26,812.72
Schwab International Small-Cap Equity ETF
Account Value [Line Items]
Line Graph and Table Measure Name											Schwab International Small-Cap Equity ETF
Accumulated Value	[1],[2],[3]					10,000						11,852.33					12,554.94				11,228.09				12,309.55			16,373.27			12,304.61		13,519.28		15,474.55		18,783.39	22,602.55
Schwab Emerging Markets Equity ETF
Account Value [Line Items]
Line Graph and Table Measure Name											Schwab Emerging Markets Equity ETF
Accumulated Value	[1],[2],[3]					10,000						12,239.66					12,020.82				11,903.98				13,423.37			16,045.34			13,106.35		13,186.57		15,108.49		17,825.63	21,804.42
Schwab U.S. Broad Market ETF
Account Value [Line Items]
Line Graph and Table Measure Name											Schwab U.S. Broad Market ETF
Accumulated Value	[1],[2]					10,000						11,602.82					13,946.85				14,135.34				17,138.12			22,832.58			19,719.17		22,652.83		28,590.43		33,116.8	39,786.34
Schwab 1000 Index ETF
Account Value [Line Items]
Line Graph and Table Measure Name											Schwab 1000 Index ETF
Accumulated Value	[1],[2]				$ 10,100					$ 11,572.41						$ 11,852.19				$ 14,489.45				$ 19,119.45			$ 16,564.32			$ 19,101.07		$ 24,197.63		$ 28,102.73		$ 33,732.54
Schwab U.S. Large-Cap ETF
Account Value [Line Items]
Line Graph and Table Measure Name											Schwab U.S. Large-Cap ETF
Accumulated Value	[1],[2]					10,000						11,638.78					13,941.59				14,317.97				17,599.1			23,238.99			20,166.67		23,313.94		29,597.56		34,441.53	41,240.03
Schwab U.S. Large-Cap Growth ETF
Account Value [Line Items]
Line Graph and Table Measure Name											Schwab U.S. Large-Cap Growth ETF
Accumulated Value	[1],[2]					10,000						11,989.08					15,091.39				15,709.28				22,656.46			29,694.31			23,644.74		29,416.18		39,107.56		47,164.58	55,336.95
Schwab U.S. Large-Cap Value ETF
Account Value [Line Items]
Line Graph and Table Measure Name											Schwab U.S. Large-Cap Value ETF
Accumulated Value	[1],[2]					10,000						11,301.41					12,906.26				12,996.93				13,154.7			17,752.17			16,548.68		17,806.22		21,467.97		23,795.35	29,144.18
Schwab U.S. Mid-Cap ETF
Account Value [Line Items]
Line Graph and Table Measure Name											Schwab U.S. Mid-Cap ETF
Accumulated Value	[1],[2]					10,000						11,337.82					13,759.9				13,313.83				13,966.45			19,690.39			16,811.94		18,233.32		21,082.35		23,167.65	28,290.51
Schwab U.S. Small-Cap ETF
Account Value [Line Items]
Line Graph and Table Measure Name											Schwab U.S. Small-Cap ETF
Accumulated Value	[1],[2]					10,000						11,320.95					14,004.98				12,567.88				13,137.19			19,355.06			15,913.43		16,977.93		19,913.31		21,614.54	27,346.99
Schwab U.S. Dividend Equity ETF
Account Value [Line Items]
Line Graph and Table Measure Name											Schwab U.S. Dividend Equity ETF
Accumulated Value	[1],[2]					10,000						11,112.01					13,135.22				13,684.86				15,253.16			21,377.37			20,578.36		21,966.77		25,860.21		26,609.81	34,445.84
Schwab Mortgage-Backed Securities ETF
Account Value [Line Items]
Line Graph and Table Measure Name											Schwab Mortgage-Backed Securities ETF
Accumulated Value	[1],[2]	$ 10,152							$ 10,546.88						$ 10,870.58
Schwab High Yield Bond ETF
Account Value [Line Items]
Line Graph and Table Measure Name											Schwab High Yield Bond ETF
Accumulated Value	[1],[2]		$ 10,170				$ 10,204						$ 11,423.55					$ 12,339.51				$ 12,942.63
MSCI EAFE® Index (Net) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	[4],[5],[6],[7]										MSCI EAFE® Index (Net)
Accumulated Value	[7]			9,902.35		10,000		10,366.01				11,764.03		8,313.38			12,280.15		9,803.2		11,880.4		11,705.16		12,608.9	13,328.78		15,902.82	16,210.49		12,753.82		15,039.4		17,957.25		20,448.1	24,869.01
MSCI Emerging Markets Index (Net) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	[7],[8]										MSCI Emerging Markets Index (Net)
Accumulated Value	[7]					10,000						12,452.93					12,368.36				11,828.83				13,542.26			16,402.63			12,826.22		12,986.86		14,944.21		17,455.06	24,305.39
Dow Jones U.S. Broad Stock Market Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Dow Jones U.S. Broad Stock Market Index
Accumulated Value						10,000						11,603.77					13,948.29				14,136.08				17,143.27			22,842.87			19,731.56		22,664.64		28,608.37		33,149.1	39,828.6
Russell 1000® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	[9]										Russell 1000® Index
Accumulated Value					10,097.58					11,580.82						11,869.27				14,540				19,229.45			16,736.4			19,314.39		24,451.35		28,421.37		34,040.85
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	[10],[11],[12],[13],[14],[15]										S&P 500® Index
Accumulated Value						10,000		22,895.46				11,623.41					13,908.75				14,315.11				17,455.37			22,895.46			20,324.84		23,565.54		29,960.14		34,717.69	41,793.09
Bloomberg US Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	[16],[17]										Bloomberg US Aggregate Bond Index
Accumulated Value		10,144.03	10,089.77				10,025.32		10,475.71				10,756.84		10,673.77			11,094.19				11,303.95
Dow Jones International Dividend 100 Index (Net) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	[7]										Dow Jones International Dividend 100 Index (Net)
Accumulated Value	[7]			$ 9,932.13				$ 10,446.23						$ 8,940.49					$ 10,132.52				$ 11,734.08			$ 13,109.51			$ 16,097.18
FTSE Developed ex US Index (Net) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	[7]										FTSE Developed ex US Index (Net)
Accumulated Value	[7]					10,000						11,759.81					12,312.18				11,825.64				12,680.89			16,168.67			13,031.23		15,099.88		17,926.73		20,585.38	26,451.62
FTSE Developed Small Cap ex US Liquid Index (Net) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	[7]										FTSE Developed Small Cap ex US Liquid Index (Net)
Accumulated Value	[7]					10,000						11,844.38					12,511.04				11,171.6				12,224.97			16,252.53			12,196.75		13,378.55		15,290.11		18,535.95	22,249.1
FTSE Emerging Index (Net) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	[7]										FTSE Emerging Index (Net)
Accumulated Value	[7]					10,000						12,246.56					12,043.15				11,924.4				13,470.74			16,195.75			13,212.28		13,327.61		15,466		18,209.01	22,223.51
Schwab 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Schwab 1000 Index
Accumulated Value					$ 10,100.18					$ 11,577.61						$ 11,866.3				$ 14,511.24				$ 19,160.04			$ 16,607.16			$ 19,158.83		$ 24,271.87		$ 28,197.96		$ 33,860.9
Dow Jones U.S. Dividend 100TM Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Dow Jones U.S. Dividend 100TM Index
Accumulated Value						10,000						11,121.95					13,157.04				13,719.46				15,303.45			21,472.85			20,687.33		22,097.83		26,032.38		26,800.23	34,724.61
Dow Jones U.S. Large-Cap Value Total Stock Market Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Dow Jones U.S. Large-Cap Value Total Stock Market Index
Accumulated Value						10,000						11,305.24					12,914.57				13,010.87				13,176.69			17,787.04			16,586.57		17,849.76		21,525.97		23,868.62	29,245.93
Dow Jones U.S. Large-Cap Total Stock Market Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Dow Jones U.S. Large-Cap Total Stock Market Index
Accumulated Value						10,000						11,638.57					13,943.74				14,322.17				17,610.96			23,261.89			20,192.02		23,345.81		29,637.34		34,500.65	41,311.39
Bloomberg US MBS Float Adjusted Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg US MBS Float Adjusted Total Return Index
Accumulated Value		$ 10,153.66							$ 10,553.1						$ 10,882.3
Dow Jones U.S. Mid-Cap Total Stock Market Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Dow Jones U.S. Mid-Cap Total Stock Market Index
Accumulated Value						10,000						11,343.99					13,773.95				13,333.01				13,989.66			19,732.47			16,844.16		18,260.96		21,123.69		23,217.44	28,343.92
Dow Jones U.S. Large-Cap Growth Total Stock Market Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Dow Jones U.S. Large-Cap Growth Total Stock Market Index
Accumulated Value						10,000						11,997.79					15,107.64				15,727.2				22,692.46			29,754.57			23,702.31		29,498.33		39,216.35		47,312.27	55,524.35
ICE BofA US Cash Pay High Yield Constrained Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											ICE BofA US Cash Pay High Yield Constrained Index
Accumulated Value			$ 10,184.56				$ 10,215.43						$ 11,478.6					$ 12,412.79				$ 13,004.63
Dow Jones U.S. Small-Cap Total Stock Market Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Dow Jones U.S. Small-Cap Total Stock Market Index
Accumulated Value						$ 10,000						$ 11,318.86					$ 14,000.07				$ 12,560.92				$ 13,121.43			$ 19,330.34			$ 15,884.39		$ 16,928.69		$ 19,847.62		$ 21,533.23	$ 27,225.43

[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
[2]	Performance is shown on a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. Returns assume that dividends and capital gain distributions have been reinvested in the fund at NAV.
[3]	The fund’s performance relative to the index may be affected by fair-value pricing and timing differences in foreign exchange calculations.
[4]	The MSCI EAFE® Index (Net) serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the Dow Jones International Dividend 100 Index (Net). The fund does not seek to track the regulatory index.
[5]	The MSCI EAFE® Index (Net) serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the FTSE Developed Small Cap ex US Liquid Index (Net). The fund does not seek to track the regulatory index.
[6]	The MSCI EAFE® Index (Net) serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the FTSE Developed ex US Index (Net). The fund does not seek to track the regulatory index.
[7]	The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
[8]	The MSCI Emerging Markets Index (Net) serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the FTSE Emerging Index (Net). The fund does not seek to track the regulatory index.
[9]	The Russell 1000® Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the Schwab 1000 Index®. The fund does not seek to track the regulatory index.
[10]	The S&P 500® Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the Dow Jones U.S. Dividend 100™ Index. The fund does not seek to track the regulatory index.
[11]	The S&P 500® Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the Dow Jones U.S. Large-Cap Growth Total Stock Market Index. The fund does not seek to track the regulatory index.
[12]	The S&P 500® Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the Dow Jones U.S. Large-Cap Total Stock Market Index. The fund does not seek to track the regulatory index.
[13]	The S&P 500® Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the Dow Jones U.S. Large-Cap Value Total Stock Market Index. The fund does not seek to track the regulatory index.
[14]	The S&P 500® Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the Dow Jones U.S. Mid-Cap Total Stock Market Index. The fund does not seek to track the regulatory index.
[15]	The S&P 500® Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the Dow Jones U.S. Small-Cap Total Stock Market Index. The fund does not seek to track the regulatory index.
[16]	The Bloomberg US Aggregate Bond Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the Bloomberg US MBS Float Adjusted Total Return Index. The fund does not seek to track the regulatory index.
[17]	The Bloomberg US Aggregate Bond Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the ICE BofA US Cash Pay High Yield Constrained Index. The fund does not seek to track the regulatory index.